Share-based compensation	12 Months Ended
Dec. 31, 2013
Share-based compensation
Share-based compensation

16.         Share-based compensation

In November 2007, the Company’s shareholders approved the 2007 Share Incentive Plan (the “Plan”), which is administered by the Board of Directors or any of its committees. Under the Plan, the Board of Directors may grant options to its employees, directors and consultants to purchase an aggregate of no more than 9,600,140 ordinary shares of the Company. These options granted have a contractual term of ten years and generally vest over a four year period, with 25% of the awards vesting one year after the date of grant and 1/16 of the remaining grants vesting on a quarterly basis thereafter. On July 30, 2010 the Board of Directors approved the increase of the number of shares available for issuance under the Plan from 9,600,140 to 11,807,000 shares. On June 22, 2011, in connection with the Baidu Transaction, the Board of Directors approved the increase of the number of shares available for issuance under the Plan from 11,807,000 to 20,724,362 shares. On December 29, 2011, the Board of Directors approved the increase of the number of shares available for issuance under the Plan from 20,724,362 to 26,060,000 shares. On August 10, 2012, the Board of Directors approved that starting from January 1, 2013, the number of shares available for issuance under the Plan would increase annually by 1.5% of the total outstanding ordinary and redeemable ordinary shares as of January 1 of that respective calendar year. On September 22, 2013, the Board of Directors approved an increase in the number of shares available for issuance under the 2007 Share Incentive Plan by 6,066,896 shares.

The fair value of each award was estimated on the grant date using the Black-Scholes-Merton option-pricing model by the Company, with the assistance from an independent third-party appraiser. The Company is ultimately responsible for the determination of all amounts related to share-based compensation recorded in the financial statements.

Under the Plan, the Company granted 3,769,464, 4,765,068 and 10,988,106 share options to employees during the years ended December 31, 2011, 2012 and 2013, respectively. A small portion of the options granted during the year ended December 31, 2013 have performance conditions. Included in the grants above:

1)             On April 1, 2012 and October 1, 2012, the Company granted 278,000 and 11,000 share options under the Plan with immediate vesting to senior management and recognized compensation costs in aggregate amounting to RMB3,620 (US$590) representing the fair value of the share options on the respective grant dates.

2)             On March 6, 2012, the Company granted a total of 500,000 options under the Plan with an exercise price of US$0.01 per option to its executive officers. These options granted have a contractual term of ten years. The performance conditions related to the year ended December 31, 2012 were as follows:

a)             at least 90% of the total consolidated revenue target of RMB 530,000;

b)             at least 90% of the total revenue target from hotels for reservations and sales facilitated through the Company’s website or mobile platform of RMB 150,000; and

c)              the Company recorded a consolidated net income.

If the performance conditions are met, the options will vest over a four year period, with 25% of the awards vesting on an annual basis starting from January 1, 2013. There was no share-based compensation expense recognized during the year ended December 31, 2012 associated with these options granted above as the performance conditions were not met.

On January 25, 2013, the Board of Directors waived the performance conditions in relation to the performance based options granted on March 6, 2012 and approved that 450,000 options, representing 90% of the options previously granted would commence vesting based on the original vesting schedule. In accordance with ASC 718, the Company accounted for the waiver of the performance conditions as a modification. As the original vesting conditions were not satisfied, the grant-date fair value of the original award was ignored and the fair value of the award measured at the modification date is recognized starting from the modification date. The share-based compensation expense recognized for the modified award for the year ended December 31, 2013 was RMB1,627(US$269).

3)             On September 22, 2013, the Board of Directors approved to issue two option grants to Chenchao Zhuang, the CEO and director of the Company. The first option grant consisted of 3,033,448 options with an exercise price of US$3.9559. The second option grant consisted of 3,033,448 options with an exercise price of US$6.5932. Both option grants have a contractual term of ten years and will vest over a period from grant date to December 31, 2016, with 25% of the awards vesting on December 31, 2013 and the remaining awards vesting 1/16 on a quarterly basis thereafter. The fair value of the options granted was US$2.69 and US$2.19 for the first and second option grant, respectively. The Company recognized compensation costs amounting to RMB22,540 ($3,723) for the year ended December 31, 2013 associated with the two options grants to Chenchao Zhuang.

Other awards granted

On April 28, 2011, the Company granted 263,726 ordinary shares to certain senior executives without any vesting conditions. Therefore, the Company recognized compensation costs amounting to RMB5,416 representing the fair value of the ordinary shares on grant date.

Repurchase of share options

On June 15, 2011, the Company repurchased 178,187 share options from two directors with a total consideration of RMB5,708. The unrecognized compensation cost measured on grant date amounting to RMB654 was immediately recognized as of the date of repurchase. The excess of the repurchase price over the fair value of such share options repurchased amounting to RMB336 was also recognized as additional compensation costs during the year ended December 31, 2011.

Modification of the Plan on June 22, 2011

On June 22, 2011, the terms of the Plan were amended in connection with Baidu Transaction as follows:

Upon the closing of a 80% Shareholder Redemption Request (note 13), the share options and share entitlements issued before the closing of the Baidu Transaction will be subject to automatic cancellation in consideration for a cash payment based on the excess of (a) the pro rata share of the redemption proceeds, over (b) the exercise price payable or paid for the share options and share entitlements, minus any allowed deductions; whereas the share options issued after the closing of the Baidu Transaction will expire and terminate immediately without the payment of any consideration.

All vested and unvested share options and share entitlements held by employees were converted into share entitlements to purchase 1.77606 share entitlements at a proportionately adjusted exercise price. In addition, such employees were entitled to receive a cash payment amounting to US$1.6113 per unit held (the “Employee CERH Fee”) by such employees upon the closing of the Baidu Transaction. The cash payment related to vested share options and share entitlements as of the date of the closing of the Baidu Transaction less the 15% escrowed amount, was released upon the closing of the Baidu Transaction (note 1). The payment related to unvested share options and share entitlements as of the date of closing of the Baidu Transaction would be released based on the employees’ original vesting schedule less the escrowed amount. The escrowed amount would be held for 18 months from the closing date of the Baidu Transaction and would be released net of any allowed deductions. The Company’s obligations with respect to the payment of the portion of the Employee CERH Fees represented by the escrowed amount were fully discharged upon remittance by Baidu to the escrow account on July 20, 2011. The 15% escrowed account was released in full at the end of the escrow period in January 2013.

As a result of the dilution effect associated with the issuance of ordinary shares to Baidu, the fair value of the modified awards immediately after the modification, including both the new options and the cash payment of US$1.6113 per unit, was lower than the fair value of the awards immediately before the modification. Therefore, there was no incremental compensation cost recognized.

The Company considered the accounting impact for vested and unvested awards separately. As the Employee CERH Fee for vested awards was fixed and not indexed to the Company’s shares and was not subject to any future services, the Company concluded that the cash payment represented a settlement. As disclosed above, there was no incremental fair value of the modified awards over the original awards due to the modification and thus the settlement did not result in any additional compensation cost. The Employee CERH Fee for vested awards was accounted for as a repurchase of the equity instrument in accordance with ASC 718-20-55-97 and the cash payment was included in “Distribution and payment of CERH fees” in the consolidated statements of changes in shareholders’ deficit in 2011.

As the Employee CERH Fee related to unvested awards requires future services by the grantee, the Company considered the guidance in ASC 718-20-55-144 and concluded that such Employee CERH Fee represented a modification that changed the classification from equity to liability. According to ASC 718-20-55-124, the liability is recorded at the fair value of the award multiplied by the proportion of the service period that has elapsed for unvested awards. To the extent that the liability exceeds the amount recognized in equity for the original award, the excess is recognized as compensation cost. The remaining portion of the liability component is recognized as compensation expense over the remaining vesting period as the Employee CERH Fee is fixed.

ASC 718-20-35-3 states that a modification of the terms or conditions of an equity award is treated as an exchange of the original award for a new award and, in substance, the Company repurchased the original award by issuing a new award with liability and equity components. Hence, the determination of the extent to which the liability portion exceeded the corresponding amount recognized in equity for the original award is based on the relative allocation of the fair value of the entire award at the modification date, between the equity and the liability components. The difference between the fair value of the liability portion of the modified award and the grant date fair value of that same portion represented the remeasurement adjustment for the unvested options. Such adjustment is charged to expense at the modification date and throughout the remaining requisite service period. The portion of the remeasurement adjustment for the service period that had elapsed up to modification date over the total requisite service period amounting to RMB9,472 was immediately recognized as an expense at the modification date. The remaining portion of the remeasurement adjustment is to be recognized over the remaining requisite service period.

The compensation cost for the liability portion subsequently will not be remeasured because the amount of the Employee CERH Fee is fixed at US$1.6113 per unit. During the years ended December 31, 2011, 2012, and 2013, the share-based liabilities paid amounted to RMB 4,661, RMB 11,034 and RMB6,376, respectively.

To the extent that the award is exercised, the grantees upon exercise will only receive an entitlement to a future issuance of ordinary shares, and will not actually receive ordinary shares until the ordinary shares are listed for trading on an established securities market and other contingencies have been satisfied. Grantees have no dividend or voting rights until they receive ordinary shares. The ordinary shares issued under the Plan are subject to the first right of refusal by the Company upon any proposed transfer by any shareholder. The first right of refusal terminates when the ordinary shares are readily tradable on an established securities market. The grantees upon exercise after the IPO will receive Class B Ordinary Shares.

The Company considered that it was not probable the 80% Shareholder Redemption Request would be triggered. In addition, the Company had never exercised the first right of refusal and such an exercise was not considered probable. Therefore, these features did not result in liability accounting for the share-based compensation awards as of December 31, 2011 and 2012. Upon the closing of the IPO, the first right of refusal and 80% Shareholder Redemption Request was nullified accordingly.

Business Unit Incentive Plan

On January 13, 2013, the Board of Directors approved a business unit incentive plan (the “Business Unit Incentive Plan”), which is governed under the aforementioned 2007 Share Incentive Plan. Under the Business Unit Incentive Plan, the Board of Directors may grant options to its employees of specific business units to purchase an aggregate of no more than 10,800,000 Class B ordinary shares of the Company. The options will be granted at an exercise price of US$0.01 if the business units meet their respective certain long-term performance conditions. Upon grant, the options have a vesting term of three months.

There have been no grants under the Long-term Incentive Plan up to December 31, 2013. The Company also concluded that there was no service inception preceding the grant date as there has been no authorization from the Board of Directors based on the Company’s accounting policies up to December 31, 2013.

The following table summarizes the option activity for the years ended December 31, 2013:

	Number of Options	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2013	17,285,959	0.21	0.87	7.14	33,322
Granted	10,988,106	2.92	2.74
Exercised*	(1,707,589)	0.24	0.86
Forfeited	(1,373,780)	0.13	1.91
Outstanding at December 31, 2013	25,192,696	1.40	1.61	7.39	184,355
Vested at December 31, 2013 and expected to vest at December 31, 2013	30,274,988	1.12		6.70	233,187
Exercisable at December 31, 2013	20,632,533	0.58		5.70	170,460

*      Represents share options exercised for which corresponding ordinary shares have not been issued

The aggregate intrinsic value in the table above represents the difference between the fair value of Company’s ordinary share as at the balance sheet date and the exercise price. Total intrinsic value of options exercised for the three years ended December 31, 2011, 2012 and 2013 was RMB12,104, RMB31,112 and RMB88,921 (US$14,689), respectively.

The total weighted average grant-date fair value of the equity awards granted during the years ended December 31, 2011, 2012 and 2013 were RMB10.33, RMB12.54 and RMB16.59 (US$2.74) per option, respectively. The total fair value of the equity awards vested during the years ended December 31, 2011, 2012 and 2013 were RMB8,529, RMB23,780 and RMB88,867 (US$14,680), respectively.

As of December 31, 2013, there were RMB139,514 (US$23,046) of unrecognized share-based compensation costs, net of estimated forfeitures, related to equity awards that are expected to be recognized over a weighted-average vesting period of 2.88 years. Total unrecognized compensation costs may be adjusted for future changes in estimated forfeitures. As of December 31, 2013, the total estimated unrecognized compensation costs related to the CERH fee arrangements amounted to RMB1,927 (US$318) and is expected to be recognized over a weighted-average period of 1.41 years.

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	Years ended December 31,
	2011	2012	2013
Risk-free interest rate	2.01%~3.57%	1.70%~2.28%	1.91%~2.71%
Expected volatility range	52.51%~54.37%	48.03%~49.84%	46.68%~47.66%
Expected term (years)	10	10	10
Expected dividend yield	0%	0%	0%

The risk-free interest rate for periods within the contractual life of the share option is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the expected term of the awards. The expected term of stock options granted is developed giving consideration to the vesting period and contractual term. The Company did not expect to declare any dividends on its ordinary shares on the respective grant dates. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry.

The following table summarizes total compensation cost recognized:

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Product developments	13,546	15,241	20,784	3,433
Sales and marketing	5,471	6,573	7,534	1,245
General and administrative	9,437	5,392	35,389	5,846

	28,454	27,206	63,707	10,524